Other financial assets - Additional information (Details) $ in Thousands		12 Months Ended
	Sep. 26, 2022 USD ($) oz	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Other financial assets
Loss due to changes in fair value of investments and prepaid gold interest		$ (4,066)	$ (10,786)
Financial assets at fair value through profit or loss
Other financial assets
Loss due to changes in fair value of investments and prepaid gold interest		$ 4,066	$ 10,786
Steppe Gold Prepaid Gold Interest
Other financial assets
Payments to acquire financial assets	$ 4,800
Ounces of gold to be received | oz	3,000
Period to deliver gold	8 months